World Omni Auto Receivables Trust 2011-B	Exhibit 99.1

Monthly Servicer Certificate

August 31, 2015

Dates Covered
Collections Period	08/01/15 - 08/31/15
Interest Accrual Period	08/17/15 - 09/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/15	77,355,226.70	11,089
Yield Supplement Overcollateralization Amount at 07/31/15	619,544.35	0
Receivables Balance at 07/31/15	77,974,771.05	11,089
Principal Payments	5,692,531.18	340
Defaulted Receivables	95,205.57	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/15	531,472.34	0
Pool Balance at 08/31/15	71,655,561.96	10,740

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	9.66%

Prepayment ABS Speed	1.19%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	71,655,561.96

Weighted Average APR	4.50%
Weighted Average APR, Yield Adjusted	5.71%
Weighted Average Remaining Term	20.46

Delinquent Receivables:
Past Due 31-60 days	2,156,612.90	222
Past Due 61-90 days	611,680.91	66
Past Due 91 + days	166,112.32	18
Total	2,934,406.13	306

Total 31+ Delinquent as % Ending Pool Balance	4.10%

Recoveries	90,819.01

Aggregate Net Losses/(Gains) - August 2015	4,386.56
Current Net Loss Ratio (Annualized)	0.07%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.05%

Flow of Funds	$ Amount

Collections	8,415,749.26
Advances	211.87
Investment Earnings on Cash Accounts	958.49
Reserve Fund Balance	1,810,700.07
Servicing Fee	(64,978.98)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Capital Contribution	60,037,889.84
Available Funds	70,200,530.55

Distributions of Available Funds
(1) Class A Interest	56,435.70
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	70,112,426.40
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	70,200,530.55

Servicing Fee	64,978.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 08/17/15	70,112,426.40
Principal Paid	70,112,426.40
Note Balance @ 09/15/15	0.00

Class A-1
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-2
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-3
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-4
Note Balance @ 08/17/15	50,919,426.40
Principal Paid	50,919,426.40
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class B
Note Balance @ 08/17/15	19,193,000.00
Principal Paid	19,193,000.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	88,104.15
Total Principal Paid	70,112,426.40
Total Paid	70,200,530.55

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.33000%
Interest Paid	56,435.70
Principal Paid	50,919,426.40
Total Paid to A-4 Holders	50,975,862.10

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	19,193,000.00
Total Paid to B Holders	19,224,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1250194
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	99.4891992
Total Distribution Amount	99.6142186

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6447510
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	581.7302030
Total A-4 Distribution Amount	582.3749540

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/15	25,119.71
Balance as of 08/31/15	25,331.58
Change	211.87

Reserve Account
Balance as of 08/17/15	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	(1,810,700.07)
Balance as of 09/15/15	0.00
Change	(1,810,700.07)

Required Reserve Amount	0.00